Goodwill And Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 6,179,000	$ 5,674,000	$ 4,988,000
Estimated intangible asset amortization for 2014	7,000,000
Estimated intangible asset amortization for 2015	7,000,000
Estimated intangible asset amortization for 2016	7,000,000
Estimated intangible asset amortization for 2017	7,000,000
Estimated intangible asset amortization for 2018	$ 7,000,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	20 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	17 years
Maximum [Member] | Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	7 years
Minimum [Member] | Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	3 years